Lisa Muller
Corporate Secretary
Sentinel Group Funds, Inc.
Sr. Counsel
One National Life Drive, Montpelier, Vermont 05604	Sentinel Asset Management, Inc.
www.sentinelinvestments.com	Sentinel Administrative Services, Inc.

	Bus	802-229-7410
	E-mail	lmuller@sentinelinvestments.com

December 23, 2014

Via Electronic Mail

Allison White, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Sentinel Group Funds, Inc. Registration Statement on Form N-1A (File Nos. 2-10685 and 811-00214) (Sentinel Common Stock Fund, Sentinel Small Company Fund and Sentinel Total Return Bond Fund)

Dear Ms. White:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. [ ] (the “Amendment”) to the registration statement on Form N-1A of the Corporation (the “Registration Statement”), relating to the Sentinel Common Stock Fund, the Sentinel Small Company Fund and the Sentinel Total Return Bond Fund (collectively, the “Funds”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on December 23, 2014.

The comments set forth below were provided by the Commission’s staff (the “Staff”) to Lisa Muller of Sentinel and Carol Whitesides of Sidley Austin LLP via a telephone conference with Allison White on November 12, 2014 (the “Comments”).  The Amendment is being filed in order to incorporate disclosure addressing the staff’s Comments and to make certain other non-material updating revisions.   Unless otherwise indicated, defined terms used herein have the meaning set forth in the prospectus/statement of additional information contained within the Amendment.

Prospectus

Comment 1:	If applicable, please update Class IDs and ticker symbols.

Response:	Ticker symbols for the R3 and R6 share classes have been included on the front cover of the Prospectus.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604
800.233.4332 | www.sentinelinvestments.com

Comment 2:	On page 1, move footnote “***” to directly under footnote “**”.

Response:	The requested modification has been made.

Comment 3:	If shares of the Funds are to be sold through insured depositary institutions, please include the disclosure required by Item 4(b)(1)(iii) of Form N-1A.

Response:

The Funds are not advised by an insured depository institution. While the Funds are not currently sold through insured depository institutions, such an intermediary relationship involving an insured depository institution may arise in the future. As such, the Corporation has added the statement required by Item 4(b)(1)(iii) of Form N-1A.

Comment 4:	Confirm that the inception year of the Common Stock Fund is 1934.

Response:	The Corporation confirms that the year of inception for the Common Stock Fund is 1934.

Comment 5:

Page 8 indicates that the Small Company Fund is subject to risk relating to “illiquid and restricted securities”. The Staff notes that the Small Company Fund’s fundamental policies prohibit investment in illiquid and restricted securities. Please revise the risk factor or explain the relevance of the risk factor.

Response:

While the Small Company Fund is not permitted to invest in restricted or illiquid securities, it is possible for securities to become illiquid after the acquisition of such securities. The stocks of smaller companies may trade less frequently and in lower share volumes than shares of larger companies (as noted in the disclosure under the risk factor “Stocks of Smaller Companies Risk”). The Corporation believes it is appropriate to clearly disclose the risk that securities held by the Fund may become illiquid. However, the Corporation has modified the risk factor “Restricted or Illiquid Securities Risk” to relate only to illiquid securities as follows:

“Illiquid Securities Risk. Securities held by the Fund that are not deemed to be illiquid at the time of purchase may become illiquid. The Fund will not be able to readily resell illiquid securities. The inability to sell these securities at the most opportune time may negatively affect the Fund’s net asset value.”

Comment 6:	Page 12 includes a statement that the Total Return Bond Fund may invest in securities of any duration. Define “duration” to indicate that it relates to sensitivity to interest rates rather than time.

Response:	The following statement has been added immediately after the statement that “The Fund may invest in securities of any duration”:

Duration is a mathematical concept that measures a fixed income security’s sensitivity to interest rate changes. The value of a fixed-income security with a positive duration will decline if interest rates increase.

The longer the portfolio’s duration, the more sensitive it is to changes in interest rates. For example, the value of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.

Comment 7:	Page 12 includes a statement that the Fund may invest up to 50% of its assets in below investment grade bonds. Define below investment-grade bonds as “junk bonds”.

Response:	The disclosure has been revised to state: “The Fund may invest up to 50% of its assets in below investment grade bonds. Below investment-grade bonds are sometimes called ‘junk bonds’.”

Comment 8:	In the “General Fixed-Income Securities Risk” on page 13, consider a brief numeric example of duration risk.

Response:	A numeric example of duration has been added to the discussion under “Principal Investment Strategies” (see the response to comment #6 above); therefore, no example has been added to the risk factor.

Comment 9:

For the Common Stock Fund, the discussion under “Principal Investment Strategies” on page 16 includes strategies not identified in the Summary description of the investment strategies. Include such strategies in the Summary if such strategies are principal investment strategies, or remove the descriptions of such strategies from the description of principal investment strategies on page 16.

Response:

A new subsection entitled “Other Investment Strategies” has been added immediately prior to “Additional Information About Each Fund - Investment Risks”, which will include the investment strategies that are not viewed as principal investment strategies. The disclosure under “Principal Investment Strategies” relating to investment strategies that are not viewed as principal has been deleted.

Comment 10:	The description of the right of accumulation on page 28 references UGMA/UTMA accounts. Please define these terms.

Response:	The prospectus has been revised to define UGMA as the “Uniform Gifts to Minors Act” and to define UTMA as the “Uniform Transfers to Minors Act”.

Comment 11:

Under “Redemptions in Kind” on page 38, please (i) disclose that securities received in kind remain at the risk of the market, and upon sale, a shareholder may incur taxes and brokerage fees and (ii) if the Funds will redeem shares using illiquid securities, disclose that shareholders may not be able to sell such illiquid securities.

Response:

The following disclosure has been added at the end of the current disclosure: “If this occurs, securities received in kind remain at the risk of the market, and the redeeming shareholder may incur brokerage or other transaction costs to convert the securities to cash. As with redemptions for cash, upon a redemption in kind, any gain on the transaction may be subject to tax. If illiquid securities are used to satisfy redemptions in kind, redeeming shareholders may face difficulties in selling the illiquid securities at a fair price.”

Comment 12:	Under “Purchasing, Selling, and Exchanging Fund Shares — Certain Account Fees and Minimum Account Size”, please clarify what constitutes the required minimum account size for each Fund.

Response:	The disclosure has been modified to clarify that the required minimum account size for each Fund is $1,000.

Comment 13:

Under “Purchasing, Selling, and Exchanging Fund Shares — Excessive Trading Policy”, the third paragraph references an excessive trading fee “unless it is one of the two Funds described below whish impose a redemption fee”. Three Funds are described, please confirm the number of Funds that impose a redemption fee.

Response:	The disclosure has been modified to reflect that the Sentinel Small Company Fund is the only Fund (of the three Funds included in the Amendment) that imposes a redemption fee.

Comment 14:	Under “Pricing Fund Shares”, please include the effect of fair value pricing, as required by Item 11(a)(1) of Form N-1A.

Response:

The following disclosure has been added: “Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.”

Statement of Additional Information

Comment 15:	Under “The Funds”, the Staff notes that the Common Stock Fund is not specifically mentioned. Please advise or revise.

Response:

A statement that “Each of the Funds is a series of the Company” has been added under “The Funds”. The Corporation believes that the disclosure, with this addition, is compliant with Item 15 of Form N-1A.

Comment 16:

Under “Portfolio Managers — Portfolio Manager Compensation”, two portfolio managers, Ms. Ocampo and Mr. Wolff, are mentioned, but those individuals are not referenced as portfolio managers of the Funds. Please revise as appropriate.

Response:	References to Ms. Ocampo and Mr. Wulff have been removed.

Comment 17:	Under “Principal Underwriter” the term “SAM” is used but not defined. Please define the term.

Response:	References to the term “SAM” have been changed to refer to the “Adviser”.

Comment 18:	Under “Portfolio Turnover”, the portfolio turnover for the Total Return Bond Fund is reflected as 499% for 2013 and 915% for 2012. Please explain the variation in the turnover rates.

Response:

Disclosure has been added stating that the decreased portfolio turnover rate for fiscal year 2013 is the result of the use of duration management strategies available as a result of a larger asset base as compared to 2012.

*   *   *   *   *   *   *  *   *  *

The Corporation acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Corporation’s documents.

Please do not hesitate to contact me at (802) 229-7410 or Carol Whitesides of Sidley Austin LLP at (212)-839-7316 if you have comments or if you require additional information regarding the Corporation’s Registration Statement.

Respectfully submitted,

/s/ Lisa Muller

Lisa Muller